Loans and Advances - Reconciliation of Allowance for Loan Losses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period	¥ 680,456	¥ 722,717	¥ 793,552
Provision for loan losses	126,623	141,457	118,750
Charge-offs	185,060	190,508	193,649
Recoveries	10,232	10,297	10,348
Net charge-offs	174,828	180,211	183,301
Others	(140,575)	(3,507)	(6,284)
Allowance for loan losses at end of period	491,676	680,456	722,717
Domestic [member]
Disclosure of detailed information about financial instruments [line items]
Charge-offs	161,526	157,373	173,431
Recoveries	9,658	9,852	9,477
Foreign [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period	128,347	134,664	100,783
Provision for loan losses	19,872	29,699	60,002
Charge-offs	23,534	33,135	20,218
Recoveries	574	445	871
Allowance for loan losses at end of period	¥ 114,306	¥ 128,347	¥ 134,664